UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

(b) Not applicable.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Annual Report

For the Year Ended March 31, 2021

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Year Ended March 31, 2021

Report of Independent Registered Public Accounting Firm	1
Consolidated Schedule of Investments	2-18
Consolidated Statement of Assets and Liabilities	19
Consolidated Statement of Operations	20
Consolidated Statements of Changes in Net Assets	21
Consolidated Statement of Cash Flows	22-23
Consolidated Financial Highlights	24-25
Notes to Consolidated Financial Statements	26-41
Fund Expenses	42
Fund Management	43-44
Other Information	45-49

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm
For the Year Ended March 31, 2021

To the Board of Managers and Members of
Partners Group Private Equity (Master Fund), LLC

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Partners Group Private Equity (Master Fund), LLC and its subsidiaries (the “Fund”) as of March 31, 2021, the related consolidated statements of operations and cash flows for the year ended March 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, portfolio company investees, private equity funds or agent banks; when replies were not received from the custodian, portfolio company investees, private equity funds or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Dallas, Texas
June 1, 2021

We have served as the auditor of one or more investment companies in the Partners Group investment company group since 2010.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (2.15%) Asia - Pacific (0.02%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	264,773	$2,020,923
Total Asia - Pacific (0.02%)				2,020,923

North America (1.07%)
American Tower Corp.	Communication	05/29/20	17,733	4,239,251
American Water Works Co., Inc.	Utilities	02/10/16	42,619	6,385,605
Ares Capital Corp.	Diversified Financial Services	02/10/16	284,324	5,319,702
Ares Management Corp.	Diversified Financial Services	06/28/19	60,481	3,385,122
Atmos Energy Corp.	Utilities	02/10/16	71,898	7,105,679
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	3,132,171
Canadian National Railway Co.	Transportation	05/14/19	39,645	4,597,081
CMS Energy Corp.	Utilities	11/01/19	45,505	2,785,361
Crown Castle International Corp.	Communication	02/10/16	31,741	5,461,674
Datadog, Inc.	Software	12/10/20	15,083	1,257,017
Enbridge, Inc.	Utilities	02/10/16	55,486	2,018,059
Equinix Inc	Diversified Financial Services	07/31/20	4,295	2,918,324
Fortis Inc.	Utilities	12/18/17	113,087	4,897,850
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	113,782	3,134,151
KKR & Co., Inc.	Diversified Financial Services	02/10/16	59,372	2,901,510
ONE Gas Inc	Utilities	09/04/20	12,615	969,967
Onex Corporation	Diversified Financial Services	02/10/16	33,680	2,091,548
Republic Services Inc.	Commercial & Professional Services	08/28/17	52,023	5,173,167
Roblox Corp.	Technology	03/29/21	37,086	2,409,477
Solar Capital Ltd	Diversified Financial Services	08/28/17	218,969	3,888,889
TC Energy Corp.	Utilities	11/01/19	45,416	2,076,506
Union Pacific Corp.	Transportation	06/24/16	17,379	3,830,679
Waste Management Inc	Utilities	07/02/20	26,716	3,447,433
Total North America (1.07%)				83,426,223

Western Europe (1.06%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	2,790,425
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	6,427	1,024,408
Aena SA	Transportation	12/21/18	34,249	5,559,636
Apax Global Alpha Ltd	Diversified Financial Services	01/19/21	438,371	1,149,426
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,135,283	5,074,279
Cellnex Telecom SA	Communication	05/15/19	98,353	5,674,099
EQT AB	Diversified Financial Services	04/06/20	71,206	2,355,791
Gimv N.V.	Diversified Financial Services	02/10/16	70,311	4,215,006
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,690,102
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,476,617	6,510,652
HICL Infrastructure Co Ltd	Diversified Financial Services	03/24/16	1,733,870	3,943,297
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	160,478	2,225,704

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	$2,501,316
Investor AB	Diversified Financial Services	08/28/17	40,040	3,201,488
Italgas SpA	Utilities	05/29/20	329,023	2,142,598
Kinnevik AB	Diversified Financial Services	04/06/20	74,182	3,617,976
National Grid PLC	Utilities	02/10/16	378,176	4,509,138
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	2,207,073
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	66,008	2,372,958
Sofina SA	Diversified Financial Services	01/10/18	8,735	2,962,194
Spotify Technology SA	Technology	03/01/21	2,727	730,700
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	663,107	5,032,131
Veolia Environnement SA	Utilities	08/28/17	80,052	2,055,084
Vinci SA	Transportation	02/10/16	73,984	7,597,229
Wendel SA	Diversified Financial Services	12/21/18	9,017	1,122,439
Total Western Europe (1.06%)				82,265,149

Total Common Stocks (Cost $131,276,667)(2.15%)				$167,712,295

Asset-Backed Securities (0.09%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Aurium CLO V Designated Activity Co. ***, f	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	$1,000,000	$1,175,451
Aurium CLO V Designated Activity Co. ***, f	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,745,546
Carysfort Park CLO ***, f	6.14% + E##	03/12/21	07/28/34	Series 2021 1A D	500,000	573,033
Elm Park CLO ***, f	6.16% + E##	03/26/21	04/15/34	Series 1A DRR	666,000	767,194
Elm Park CLO ***, f	3.50% + E##	03/26/21	04/15/34	Series 1A CRR	1,000,000	1,175,451
Symphony CLO XXV Ltd. ***, f	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A	1,000,000	1,000,000
Symphony CLO XXV Ltd. ***, f	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	500,000	495,000
Total Asset-Backed Securities (Cost $6,973,356)(0.09%)						$6,931,675

Private Equity Investments (90.48%) Direct Investments * (67.81%) Direct Equity (55.93%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.10%)
AAVAS Financiers Limited +, a, b, c	Common equity	06/23/16	4,932,728	$147,751,158
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	26,009,557
Continuity CNC Capital Ltd. +, a, d	Member interest	03/03/18	—	27,901,822
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	8,198,071
HT Global Co-Investment, L.P.2 +, a, d	Limited partnership interest	12/31/20	—	31,113,903
Huntress Co-Investment L.P., 1 +, a, b, d	Limited partnership interest	04/08/16	—	41,835,243
Kowloon Co-Investment, L.P. +, a, d	Limited partnership interest	11/04/15	—	4,813,851
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	24,490,555
Murra Warra II Asset Hold Trust +, a, b	Common equity	07/30/20	5,402,025	1,838,690
Murra Warra II Project Hold Trust +, a, b	Common equity	07/30/20	10	459,673
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	6,122,638
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	488,996	48,899,552
PG Esmeralda Pte. Ltd. +, a, b	Common equity	03/03/21	5,433,284	5,433,284
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, d	Limited partnership interest	12/30/16	—	2,525,337
TPG Upswing Co-Invest, L.P. +, a, d	Limited partnership interest	01/10/19	—	19,775,854
Total Asia - Pacific (5.10%)				397,169,188

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (29.30%)
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	$18,729,084
AP VIII Prime Security Services Holdings, L.P. +, a, d	Limited partnership interest	05/02/16	—	13,265,420
Apollo Co-Investors (MHE), L.P. +, a, d	Limited partnership interest	05/21/13	—	4,228,704
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	3,539,008
Astorg VII Co-Invest ERT +, a, d	Limited partnership interest	01/31/20	—	40,120,507
BCPE Hercules Holdings, LP +, a, d	Limited partnership interest	07/30/18	—	27,786,901
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	198,904
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	69,258
Burger Bossco Holdings, Inc. +, a	Common equity	08/21/19	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	6,213,760
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	19,285,108
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	63,796
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	114,591,806
CD&R [Mercury] Co-Investor, L.P. +, a, d	Limited partnership interest	10/14/20	—	122,780,036
Confluent Health, LLC +, a, b	Common equity	05/30/19	27,260	46,256,540
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	3,073,350
Desserts LLC +, a	Preferred equity	02/08/16	7,989	15,576,967
ECP Parent, LLC +, a, b	Common equity	02/18/20	100,000,000	115,508,099
Elgin Co-Investment, L.P.2 +, a, d	Limited partnership interest	11/28/16	—	39,245,607
EnfraGen LLC +, a, b, c	Common equity	09/17/19	37,786	52,909,891
EQT Infrastructure IV Co-Investment (B) SCSp +, a, d	Limited partnership interest	03/09/20	—	111,759,995
EQT VIII Co-Investment (C) SCSp +, a, d	Limited partnership interest	01/28/19	—	47,873,583
EXW Coinvest L.P. +, a, d	Limited partnership interest	06/22/16	—	71,956,923
Gemini Global Holdings Investor, LLC +, a, d	Member interest	06/17/11	—	9,909,593
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	387,876,810
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	156,826
Idera Parent LP +, a, b, d	Limited partnership interest	03/02/21	—	151,685,530
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	366	1
KENE Holdings, L.P. +, a, d	Limited partnership interest	08/08/19	—	245,999
KKR Enterprise Co-Invest AIV A L.P. +, a, d	Limited partnership interest	07/31/20	—	1,108,803
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,684	1
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	331,729
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,132,000	57,412,587
LTF Holdings, Inc. +, a	Preferred equity	01/22/21	244,856	2,890,243
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	245,720
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	452,383
MHS Blocker Purchaser L.P. +, a, b, d	Limited partnership interest	03/10/17	—	53,976,725
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,981,145
NTS Holding Corporation, Inc. +, a	Preferred equity	11/28/16	70	473,334
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,269,339
OHCP IV SF COI, L.P. +, a, b, d	Limited partnership interest	01/31/18	—	32,399,058
OMNIA Coinvest LP +, a, d	Limited partnership interest	10/23/20	—	16,673,396
Onecall Holdings, L.P. +, a, b, d	Limited partnership interest	11/29/17	—	156,945,548
Onex Fox, L.P. +, a, d	Limited partnership interest	04/25/19	—	56,546,289
Patriot SPV, L.P. +, a, d	Limited partnership interest	03/18/21	—	37,650,000
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	52,196,395
Polaris Investment Holdings, L.P +, a, c, d	Limited partnership interest	06/07/16	—	11,699,375
Safari Co-Investment L.P. +, a, d	Limited partnership interest	03/14/18	—	7,470,006
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,153	1,383,664
Shingle Coinvest LP +, a, d	Limited partnership interest	05/29/18	—	114,128,207
SIH RP HoldCo LP +, a	Common equity	09/10/19	5,995,126	58,813,170
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, d	Limited partnership interest	05/14/12	—	52,139
SLP West Holdings Co-Invest Feeder II, L.P. +, a, d	Limited partnership interest	08/18/17	—	33,960,956

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (29.30%) (continued)
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	$68,758,166
SnackTime PG Holdings, Inc. +, a, b, d	Member interest	05/23/18	—	17,986,280
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,015,507
Vistria Catapult Holdings, LLC +, a	Preferred equity	09/30/19	19,140	40,667,832
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,385,769
Total North America (29.30%)				2,282,123,649

Rest of World (1.92%)
Carlyle Retail Turkey Partners, L.P. +, a, d	Limited partnership interest	07/11/13	—	5,794,013
Heket Holdings S.à.r.l. +, a	Preferred equity	09/25/19	11,988,920	21,682,919
Heket Holdings S.à.r.l. +, a	Common equity	09/25/19	271,743	121,771,298
Total Rest of World (1.92%)				149,248,230

South America (0.22%)
Centauro Co-Investment Fund, L.P. +, a, d	Limited partnership interest	11/28/13	—	10,499,150
GTS II Cayman Corporation +, a, c	Common equity	07/24/13	2,824	6,651,262
Total South America (0.22%)				17,150,412

Western Europe (19.39%)
Aston Lux Acquisitions S.à.r.l +, a, d	Limited partnership interest	11/28/19	—	4,037,115
Aston Lux Acquisitions S.àr.l +, a	Common equity	01/11/21	2,862,500	276,594
Astorg Co-Invest SGG, FCPI +, a, b, d	Limited partnership interest	02/10/16	—	72,814,487
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	66,155,583
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	130,138,435
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	186,929,156
Ceramtec Co-Investment (1) L.P. +, a, d	Limited partnership interest	02/20/18	—	36,450,210
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	30,351,638
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	74,428,530
EQT Jaguar Co-Investment SCSp +, a, b, d	Limited partnership interest	11/30/18	—	91,540,074
EQT VIII Co-Investment (D) SCSp +, a, d	Limited partnership interest	10/01/19	—	123,643,530
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	1,458,961
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	26,550,952
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,520	1,175,116
Global Blue Holding LP +, a, d	Limited partnership interest	07/31/12	—	18,959,420
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
Kaffee Partner Holding GmbH +, a, d	Member interest	11/01/17	—	1,008,132
KKR Matterhorn Co-Invest L.P. +, a, d	Limited partnership interest	11/02/12	—	2,781,963
KKR Traviata Co-invest L.P. +, a, d	Limited partnership interest	12/18/19	—	93,030,888
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,481	53,072,868
Luxembourg Investment Company 261 S.à.r.l. +, a, d	Member interest	07/31/18	—	57,256,685
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	21,134,591
Luxembourg Investment Company 285 S.à.r.l. +, a, b, d	Member interest	08/22/19	—	19,895,900
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	25,187,282
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	9,789,622	31,877,892
Luxembourg Investment Company 293 S.à.r.l. +, a, b, d	Member interest	06/26/19	—	5,699,015
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Mauritius (Luxemburg) Investments Sarl +, a	Preferred equity	01/01/21	66,502	79,166
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	43,564,146
Nerve Co-Invest SCSp +, a, d	Limited partnership interest	01/27/21	—	40,474,982
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	948,151
PG Lion Management Warehouse S.C.S +, a, b, d	Limited partnership interest	08/22/19	—	1,743,439
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	21,162,567
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	83,259
Quadriga Capital IV Investment Holding II L.P. +, a, b, d	Limited partnership interest	09/09/16	—	59,215,601

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (19.39%) (continued)
Root JVCo S.à r.l. +, a, b	Preferred equity	09/29/20	6,731,408	$27,544,784
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,969,352	888,961
Root JVCo S.à r.l. +, a, b, d	Member interest	09/29/20	—	37,425,508
S.TOUS, S.L +, a	Common equity	10/06/15	622	15,965,184
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	1,132,021
Stark Perseus Topco +, a, d	Member interest	02/26/21	—	11,846,844
Stark Perseus Topco +, a	Common equity	02/26/21	26,921,454	31,644,867
Surfaces SLP (SCSp) +, a, b, d	Limited partnership interest	10/01/20	—	40,540,675
Total Western Europe (19.39%)				1,510,115,174

Total Direct Equity (55.93%)				$4,355,806,653

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (11.88%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.97%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,838,918	$7,031,547
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)†††	12/20/16	12/20/24	Second Lien	12,811,375	13,894,189
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	8,351,682	8,607,790
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	36,830,929	39,517,679
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,287,000	1,292,631
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,766,442	4,817,248
Total Asia - Pacific (0.97%)						75,161,084

North America (7.66%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.50% + L^	11/13/18	10/01/25	Senior	1,466,250	1,465,883
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,886,985	1,867,530
Affordable Care Holding Corp. +, a	Cash 9.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	17,063,327	17,653,479
AI Alpine AT BidCo GmBH +, a	Cash 3.25% + E###	11/30/18	10/31/25	Senior	1,415,436	1,450,720
Aldevron, L.L.C. +, a	Cash 4.25% + L (1.00% Floor)^	12/12/19	10/12/26	Senior	1,188,000	1,189,236
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,277,250	1,263,347
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	979,851	975,441
Applovin Corporation +, f, a	Cash 3.5% + L^^	03/24/21	08/15/25	Senior	997,449	998,028
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/27	Second Lien	68,681,600	67,321,704
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	3,156,250	3,168,086
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	2,845,836	3,064,189
Banff Merger Sub Inc. +, a	Cash 3.75% + L^	10/18/18	10/02/25	Senior	1,348,937	1,344,398
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	1,020,625
Berry Global, Inc. +, a	Cash 1.75% + L^^	08/05/19	07/01/26	Senior	2,456,344	2,435,244
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	20,750,000
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	979,849	968,037
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,462,500	1,455,188
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,969,500

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	$5,803,907	$5,761,216
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	992,287	985,098
Cambium Learning Group, Inc. +, a	Cash 4.50% + L (0.75% Floor)^^	03/25/21	12/18/25	Senior	1,296,411	1,299,568
Campaign Monitor (UK) Limited +, a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,650,000	1,609,410
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,114,413	2,673,769
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	6,965,130
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	08/06/14	07/01/22	Second Lien	10,432,524	1
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	977,500	939,099
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/31/19	12/01/27	Senior	1,463,811	1,468,518
Chase Industries, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,084,167	668,280
Chase Industries, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,165,120	3
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	154,000	145,492
Checkers Holdings, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	04/25/17	04/25/25	Second Lien	280,318	256,514
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	229,870	191,870
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	985,000	980,927
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	474,212	474,805
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,691,500	1,692,769
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^	06/06/19	04/30/26	Senior	1,670,250	1,678,267
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,940,000	2,847,669
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	29,290,560
Convergint Technologies LLC +, f, a	Cash 3.75% + L (0.75% Floor)^	03/18/21	03/31/28	Senior	1,300,000	1,295,541
Convergint Technologies LLC +, f, a	Cash 6.75% + L (0.75% Floor)^	03/18/21	03/30/29	Second Lien	1,400,000	1,407,000
Covenant Surgical Partners, Inc. +, a, e	Cash 4.00% + L^	11/01/19	07/01/26	Senior	1,478,867	1,214,436
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,944,912	2,909,632
DCert Buyer, Inc. +, a	Cash 4.00% + L^^	10/24/19	10/16/26	Senior	1,983,741	1,984,802
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	06/01/20	04/09/27	Senior	992,500	994,981
Dell International L.L.C. +, a	Cash 1.75% + L (0.75% Floor)^^	10/15/19	09/19/25	Senior	902,882	903,126
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,984,220
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,100,000	2,100,378
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,759,297	1,748,301
Diamond Sports Group, LLC +, a	Cash 3.25% + L^^	09/18/19	08/24/26	Senior	985,000	700,675
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^	01/19/18	04/14/22	Senior	1,197,589	1,202,315
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	05/31/24	Senior	28,170,065	28,538,696
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	12/23/20	09/08/24	Senior	907,764	898,686
Endurance International Group, Inc. +, f, a	Cash 3.50% + L (0.75% Floor)^^	01/27/21	02/10/28	Senior	2,900,000	2,876,075
Energizer Holdings, Inc. +, a	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	1,000,000	997,915
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,912,450	3,388,358
Envision Healthcare Corporation +, a	PIK 6.00% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	38,726,453	31,503,969
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	22,645,000	22,434,401
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,947,500	2,825,916
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	967,064	952,558
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	02/07/18	01/31/25	Senior	481,266	425,463
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	1,964,736	1,944,351
Gentiva Health Services, Inc. +, a	Cash 2.75% + L^^	09/18/18	07/02/25	Senior	1,255,325	1,593,750
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,202,909	1,205,164

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	$1,946,274	$1,938,976
Global Medical Response, Inc. +, a, c	Cash 4.75% + L (1.00% Floor)^^	12/11/20	10/02/25	Senior	997,500	995,879
Great American Outdoors Group, LLC +, f, a	Cash 4.25% + L (0.75% Floor)^	02/26/21	03/06/28	Senior	1,800,000	1,798,876
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,279,000	3,624,720
Heartland Dental, LLC +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	2,855,468	2,878,539
Hexion Inc. +, a	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,375,500	1,377,226
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	875,317
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	979,795	960,302
Hyland Software, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	994,898	995,470
Idera, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,270,387	1,264,193
Indy US Bidco, LLC +, a	Cash 4.00% + L^^	03/29/21	03/06/28	Senior	1,000,000	997,750
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/08/26	Second Lien	1,462,500	1,467,473
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,339,396	1,311,770
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	3,187,385	2,723,716
LogMeIn, Inc. +, a	Cash 4.75% + L^^	09/03/20	08/31/27	Senior	4,987,500	4,982,837
Loire UK Midco 3 Limited +, a	Cash 3.50% + L^^^	06/08/20	04/21/27	Senior	1,389,526	1,378,521
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	975,000	962,203
Mavis Tire Express Services Corp +, a	Cash 4.00% + L (1.00% Floor)^^	12/07/20	03/20/25	Senior	997,500	997,191
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	441,359	442,131
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,003,654	3,022,059
MediaOcean, LLC +, a	Cash 3.75% + L^	09/10/20	08/18/25	Senior	1,290,226	1,293,451
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,340,539	1,332,161
MetroNet Systems Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	02/25/21	09/25/26	Senior	1,396,475	1,403,457
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,260,458	1,244,954
Mirion Technologies, Inc. +, a	Cash 4.00% + L^^	12/22/20	03/06/26	Senior	994,924	997,784
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	11/29/24	Senior	5,181,377	5,149,022
National Mentor Holdings, Inc. +, f, a	Cash 3.75% + L (0.75% Floor)^^	02/18/21	03/02/28	Senior	2,900,000	2,886,603
National Mentor Holdings, Inc. +, f, a	Cash 4.25% + L^^	11/13/20	03/09/26	Senior	924,000	918,977
National Spine & Pain Centers, LLC +, a	Cash 5.25% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	535,575	496,746
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	2,380,987	2,388,440
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	2,256,139	2,257,312
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	1,294,119	1,286,438
Northwest Fiber, LLC +, a	Cash 5.50% + L^^	06/17/20	04/30/27	Senior	632,511	635,478
NSM Top Holdings Corp. +, a	Cash 5.25% + L^^	11/26/19	11/16/26	Senior	1,481,253	1,485,882
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,259,636	2,255,400
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	1,365,234	1,367,515
PAI Holdco, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,200,000	1,205,628
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,160,663	1,153,408
Peak 10 Holding Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,959,391	1,835,704
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,683,731	3,642,755
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,401,512
Peraton Corp. +, f, a	Cash 3.75% + L (0.75% Floor)^	02/23/21	02/01/28	Senior	2,000,000	2,002,500
Perforce Software, Inc. +, a	Cash 3.75% + L^^	07/22/19	07/01/26	Senior	1,674,553	1,660,947
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	875,455	8,872,968
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,172,932	1,164,868
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,985,000	1,985,000
Plano Molding Company, LLC +, a	Cash 7.50% + L (1.00% Floor)^^	05/12/15	05/12/21	Senior	4,546,127	4,867,145

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Plano Synergy Holding Inc +, a	Cash 7.50% + L (1.00% Floor)^^; PIK 1.50%	08/07/20	05/12/22	Senior	$340,767	$359,509
Pluto Acquisition I, Inc. +, a	Cash 4.50% + L^^	08/16/19	06/22/26	Senior	1,477,500	1,479,347
PODS, INC. +, f, a	Cash 3.00% + L (0.75% Floor)^^	03/19/21	03/31/28	Senior	1,300,000	1,292,694
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	1,000,000	1,002,500
Pre-Paid Legal Services, Inc. +, a	Cash 3.25% + L^	05/07/19	05/01/25	Senior	1,445,250	1,428,449
Pre-Paid Legal Services, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	10/08/20	05/01/25	Senior	398,000	399,823
Pregis TopCo LLC +, a	Cash 4.25% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	1,000,000	1,002,500
Pretium PKG Holdings, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	11/12/20	11/05/27	Senior	997,500	997,914
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,132,951
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,773,000	1,753,612
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,574,032
ProVation Software Group, Inc. +, a	Cash 7.75% + L (0.75% Floor)^^^	12/30/20	12/22/28	Second Lien	12,802,500	12,771,774
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,049,135	3,085,300
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,386,671	1,387,392
Radiology Partners, Inc. +, a	Cash 4.25% + L^^^^	09/11/18	07/09/25	Senior	1,903,933	1,892,233
RealPage, Inc. +, f, a	Cash 3.25% + L (0.50% Floor)^^	02/18/21	04/24/28	Senior	3,000,000	2,990,010
Redstone Holdco 2 LP +, a	Cash 5.00% + L (1.00% Floor)^^	10/05/20	09/01/27	Senior	1,695,750	1,703,873
Refficiency Holdings LLC +, a, e	Cash 4.00% + L (0.75% Floor)^^	12/11/20	12/16/27	Senior	287,419	—
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/11/20	12/16/27	Senior	1,505,903	1,510,617
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	03/02/21	02/17/28	Senior	1,000,000	1,007,085
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	488,750	482,335
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,666,000	1,665,275
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	985,000	987,049
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,898,000	2,859,481
SCIH Salt Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^^	03/03/20	03/16/27	Senior	992,500	995,909
Shearer’s Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,587	33,571
Shearer’s Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	09/15/20	09/22/28	Second Lien	1,000,000	1,000,000
Shearer’s Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	3,120,433	3,148,968
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,767,359	24,349,839
Smartdrive Systems, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	11/20/20	11/29/27	Senior	1,100,000	1,104,818
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	3,000,000	3,007,500
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,358,000	1,352,908
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	2,236,305	2,217,442
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	970,100	3,273,804
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	1,976,900
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	03/03/20	03/17/27	Senior	1,290,250	1,281,650
Syncsort Incorporated +, f, a	Cash 4.25% + L (0.75% Floor)^^	03/19/21	03/19/28	Senior	3,900,000	3,886,623
Tank Holding Corp. +, a	Cash 5.00% + L (0.75% Floor)^^	12/18/20	03/26/26	Senior	997,500	1,003,320
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,000	509,828
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	01/24/20	04/30/28	Senior	2,400,000	2,373,528
The Ultimate Software Group Inc. +, a	Cash 2.25% + L (0.75% Floor)^^	06/18/20	05/04/26	Senior	995,006	996,484
TLP Finance Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,024,125	45,025,401
Tosca Services LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/21/20	08/18/27	Senior	997,500	999,994
Tricorbraun Inc. +, f, a	Cash 3.25% + L (0.50% Floor)^^	01/29/21	03/03/28	Senior	816,373	809,867
Triton Water Holdings, Inc. +, f, a	Cash 3.50% + L (0.50% Floor)^^	03/17/21	03/31/28	Senior	1,400,000	1,396,836
Unified Women’s Healthcare, LLC +, f, a	Cash 4.25% + L (0.75% Floor)^^	12/17/20	12/20/27	Senior	1,197,000	1,199,993
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,690,750	3,689,218

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	$3,616,449	$3,537,069
Vertical Midco GmbH +, a	Cash 4.25% + L^^	09/09/20	07/30/27	Senior	3,980,025	3,994,214
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	3,603,333	3,603,333
VS Buyer, LLC +, a	Cash 3.00% + L^^	02/19/20	02/28/27	Senior	1,980,000	1,976,703
Weld North Education LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/15/20	12/21/27	Senior	1,296,750	1,296,030
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,494,000	3,371,901
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/21/28	Second Lien	7,200,000	7,326,000
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,962,575	2,975,536
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	02/20/20	03/09/27	Senior	3,919,474	3,892,371
Total North America (7.66%)						596,880,826

Rest of World (0.51%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	22,171,514	23,250,072
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	2,351,914
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	13,678,916	13,819,003
Total Rest of World (0.51%)						39,420,989

Western Europe (2.74%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	1,000,000	993,750
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	01/31/20	01/20/27	Senior	1,881,000	1,881,592
AI Ladder (Luxembourg) Subco S.à.r.l. +, a	Cash 4.50% + L^	08/07/18	07/09/25	Senior	2,269,343	2,275,016
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,932,406	4,930,852
Altice France S.A. +, a	Cash 4.00% + L^^	12/10/20	08/14/26	Senior	997,449	996,452
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,772,000	2,760,746
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	39,830,984
Atlas Packaging GmbH +, a	Cash 7.75% + E###	09/14/18	07/31/26	Second Lien	3,016,905	2,863,590
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	981,231	954,247
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,709,143
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	1,677,395	1,677,395
Babar Bidco +, a	Cash 5.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,180,594
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^^^	08/31/18	06/23/25	Senior	5,199,152	5,507,223
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	28,487,246	29,480,510
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,146,938	1,073,995
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	220,270
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	3,216,345
EG America LLC +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,372,872	1,373,727
EG Finco Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,899,352	1,774,689
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)##	06/21/18	04/20/26	Second Lien	1,579,640	1,500,966
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,949,907
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	2,056,507	2,076,932
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,667,031
Fugue Finance B.V. +, a	Cash 3.25% + E##	06/11/20	08/30/24	Senior	1,299,487	1,284,644
Genesis Specialist Care Finance UK Limited +, a	Cash 5.00% + L (1.00% Floor)^^^	03/05/20	05/14/27	Senior	2,183,500	2,178,958
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	591,784	1,076,773
IGT Holding IV AB +, f, a	Cash 3.75% + L (0.50% Floor)^^^	03/23/21	03/31/28	Senior	1,900,000	1,902,375

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
ION Trading Finance Limited +, f, a	Cash 4.50% + L (0.50% Floor)^^	03/26/21	11/21/24	Senior	$2,800,000	$2,807,000
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	3,368,518	3,377,159
IWH UK Midco Limited +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,608,300
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,129,691
Lary 4 AB +, a	Cash 4.00% + E#	08/09/16	07/20/23	Senior	3,921,197	4,713,561
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^^	11/12/19	10/15/26	Senior	2,475,000	2,478,094
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,527,827
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,567,498	1,556,557
Nouryon Finance B.V. +, a	Cash 2.75% + L^	11/14/18	10/01/25	Senior	2,291,162	2,259,418
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	24,225,327	26,889,481
Paradocs Holding S.a r.l. +, f, a	Cash 3.75% + L (0.75% Floor)^^^	02/17/21	02/17/28	Senior	1,900,000	1,899,221
PI UK Holdco II Limited +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	3,089,921	3,139,209
RivieraTopco SARL +, a	PIK 9.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,693,661	1,630,608
Rouge Beachhouse B.V. +, a	Cash 5.00% + E##	10/15/18	07/25/25	Senior	579,174	588,643
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,330,333
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	4,786,053	4,622,464
Sunshine Luxembourg VII Sarl +, f, a	Cash 3.75% + L (0.75% Floor)^^^	03/18/21	10/01/26	Senior	1,300,000	1,300,897
Sunshine Luxembourg VII Sarl +, a	Cash 3.75% + L (1.00% Floor)^^	10/22/19	10/01/26	Senior	1,485,000	1,484,696
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,754,011	2,698,414
TDC A/S +, a	Cash 3.00% + E#	10/22/18	06/04/25	Senior	1,506,866	1,539,018
Team.blue Finco SARL +, f, a	Cash 3.75% + E###	03/18/21	03/27/28	Senior	3,400,000	3,989,542
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,457,815
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,755,000	1,763,863
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,478,225
Total Western Europe (2.74%)						213,608,742
Total Direct Debt (11.88%)						$925,071,641

Total Direct Investments (67.81%)						$5,280,878,294

Private Equity Investments (continued) Secondary Investments *, d (8.24%)	Acquisition Date	Fair Value
Asia - Pacific (0.02%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$7,679
Carlyle Japan International Partners II, L.P. +, a	09/30/13	86,899
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	487,943
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	121,037
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,365
TRG Growth Partnership II, L.P. +, a	07/08/10	356,156
Total Asia - Pacific (0.02%)		1,066,079

North America (7.59%)
Apollo Investment Fund IX, L.P +, a	06/01/17	9,147,894
Apollo Investment Fund VII, L.P. +, a	07/01/10	116,435
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	69,540
Ares PE Extended Value Fund, L.P. +, a	11/14/19	30,119,813
Bain Capital Fund X, L.P. +, a	06/30/11	6,680,240
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	42,594
Bain Capital Partners IX, L.P. +, a	12/31/15	208,165
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	377
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,427,136
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,837,924
DST Opportunities Access Offshore LP +, a	09/30/20	12,758,616

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Secondary Investments *, d (continued)	Acquisition Date	Fair Value
North America (continued)
ECP Terra-Gen Growth Fund, LP +, a	03/23/21	$1,684,588
Energy Capital Partners Credit Solutions II, L.P. +, a	02/03/21	1,528,921
Energy Capital Partners III, L.P. +, a	02/01/21	14,062,730
Frazier Healthcare VI, L.P. +, a	06/30/12	138,353
FS Equity Partners V, L.P. +, a	08/07/12	1,215,549
Genstar Capital Partners V, L.P. +, a	09/30/15	76,219
Gridiron Energy Feeder I, L.P. +, a	05/15/17	34,358,003
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,456,259
Gryphon Partners IV L.P. +, a	02/08/16	34,070,153
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	304,962
Harvest Partners V, L.P. +, a	09/30/11	3,607
Harvest Partners VII, L.P. +, a	12/14/15	11,920,334
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	130,623
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	1,414,298
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	9,206
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	49,338,671
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	10,096
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	14,193
Lee Equity Partners II, L.P. +, a	06/30/17	5,100,436
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	17,745,661
Lightyear Fund II, L.P. +, a	09/30/13	510,377
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	296,461
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	—
MidOcean Partners III, L.P. +, a	06/30/11	404,052
Monomoy Capital Partners II, L.P. +, a	09/30/15	1,371,232
New Enterprise Associates 17, L.P. +, a	09/30/20	3,827,886
Northgate Growth Fund, L.P. +, a	12/20/19	1,719,988
NVP VIII PG, L.P. +, a	05/31/19	36,834,310
Oak Investment Partners XII, L.P. +, a	06/28/12	322,044
Palladium Equity Partners III, L.P. +, a	08/02/10	2,335
Pamlico Capital GP II, LLC +, a	03/31/14	3,497
Pamlico Capital II, L.P. +, a	03/31/14	48,446
Providence Equity Partners IV, L.P. +, a	06/30/11	1,116
Providence Equity Partners V, L.P. +, a	06/30/11	8,243
Providence Equity Partners VI-A, L.P. +, a	06/30/13	1,525,217
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,092,640
Revelstoke Single Asset Fund I, L.P. +, a	11/20/19	70,630,902
Samson Partners, L.P. +, a	12/21/20	36,117,145
Silver Lake Partners II, L.P. +, a	06/30/14	1,035
Silver Lake Partners III, L.P. +, a	06/30/10	2,401,938
Silver Lake Partners V, L.P. +, a	03/31/17	60,222,900
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	54,406
SL SPV-1, L.P. +, a	12/01/17	23,918,468
SL SPV-2, L.P. +, a	05/01/19	8,710,706
Sun Capital Partners V, L.P. +, a	09/30/13	6,216,753
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	227,693
TA XI, L.P. +, a	09/30/15	3,778,315
TCV VI, L.P. +, a	09/30/13	62,503
TCV VII (A), L.P. +, a	09/30/13	3,497,597
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	169,788
TPG Partners V, L.P. +, a	07/11/11	52,019
TPG Partners VI, L.P. +, a	07/01/10	4,017,254

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Secondary Investments *, d (continued)	Acquisition Date	Fair Value
North America (continued)
Tudor Ventures III, L.P. +, a	12/31/12	$224,488
Vistria Fund III, LP +, a	06/19/19	7,225,043
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	767,208
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	75,989,286
Total North America (7.59%)		591,244,887

Western Europe (0.63%)
3i Eurofund Vb, L.P. +, a	09/30/09	101,420
3i Growth Capital B, L.P. +, a	10/01/14	60,557
Abingworth Bioventures III, L.P. +, a	09/30/15	4,822
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	270,414
Abingworth Bioventures V, L.P. +, a	06/30/12	41,342
Advent International GPE VI, L.P. +, a	09/30/10	341,430
Apax Europe VI - A, L.P. +, a	07/01/11	129,503
Apax Europe VII - B, L.P. +, a	04/30/11	3,312
Astorg V FCPR +, a	09/30/15	1,698,418
Astorg VI, FCPI +, a	06/30/16	10,249,091
BC European Capital IX, L.P. +, a	09/30/14	6,989,984
Carlyle Europe Partners II, L.P. +, a	12/28/12	31,075
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,583,347
CCP IX L.P. No.2 +, a	09/30/14	939,418
CVC European Equity Partners V, L.P. +, a	12/28/12	190,935
EPIC I-b Fund SLP +, a, e	11/30/20	—
ESP Golden Bear Europe Fund +, a	12/31/16	9,406,819
Galileo III FCPR +, a	09/30/15	35,683
Graphite Capital Partners VII Top-Up +, a	09/30/15	109,371
Graphite Capital Partners VII, L.P. +, a	09/30/15	383,834
Indigo Capital V, L.P. +, a	09/30/15	44,625
Industri Kapital 2000, L.P. +, a	09/30/15	1
Italian Private Equity Fund IV, L.P. +, a	01/29/16	17,044
KKR European Fund III, L.P. +, a	11/01/10	340,923
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	4,941
Permira Europe II, L.P. +, a	11/29/13	19,335
Permira Europe III, L.P. +, a	09/30/13	31,213
Permira IV, L.P. +, a	09/30/13	4,468,431
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,106,928
Terra Firma Capital Partners III, L.P. +, a	09/30/13	108,588
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a	11/20/20	10,360,721
Trilantic Europe VI SCSp +, a, e	12/10/20	—
Total Western Europe (0.63%)		49,073,526
Total Secondary Investments (8.24%)		$641,384,492

Private Equity Investments (continued) Primary Investments *, d (14.43%)	Acquisition Date	Fair Value
Asia - Pacific (1.74%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$4,043,761
BGH Capital Fund I +, a	03/01/18	5,759,220
CPEChina Fund III, L.P. +, a	03/28/18	48,651,039
Hony Capital Fund VIII, L.P. +, a	10/30/15	9,491,518
Hony Capital Partners V, L.P. +, a	12/15/11	5,804,518
J-STAR No.4-C, L.P. +, a	08/02/19	12,544,918
KKR Asian Fund IV SCSp +, a	05/29/20	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
Primavera Capital Fund III L.P. +, a	05/09/18	$12,693,361
Southern Capital Fund IV L.P. +, a	01/26/18	2,118,557
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	6,860,486
TPG Asia VII (B), L.P. +, a	12/07/18	12,905,566
Trustbridge Partners VI, L.P. +, a	04/12/18	15,196,486
Total Asia - Pacific (1.74%)		136,069,430

North America (8.10%)
Advent Global Technology, L.P. +, a	06/25/19	1,692,586
AEA Investors Fund VII L.P. +, a	02/08/19	885,754
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	5,455,445
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,012,150
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	5,750,880
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	7,661,256
Ares Corporate Opportunities Fund VI, L.P. +, a	06/02/20	343,570
Avista Capital Partners II, L.P. +, a	03/15/10	94,757
Avista Capital Partners III, L.P. +, a	10/03/11	97,084
Bain Capital Fund XII, L.P. +, a	06/30/17	13,618,994
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	—
Berkshire Fund IX, L.P. +, a	03/18/16	10,360,364
Caltius Partners V-A, L.P. +, a	12/02/14	4,969,886
Carlyle Partners VII, L.P. +, a	11/29/17	24,564,562
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	11,037,715
Clayton, Dubilier & Rice Fund XI, L.P. +, a	05/15/20	—
Clearlake Capital Partners V, L.P. +, a	12/15/17	42,038,218
Clearlake Capital Partners VI, L.P. +, a	12/15/19	7,843,091
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,403,481
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	—
Genstar Capital Partners IX, L.P. +, a	02/21/19	8,412,893
Genstar Capital Partners VI, L.P. +, a	09/01/12	2,550,790
Genstar Capital Partners VII, L.P. +, a	06/26/15	9,795,711
Genstar Capital Partners VIII, L.P. +, a	03/23/17	26,100,417
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	9,594,169
Green Equity Investors Side VIII, L.P. +, a	10/18/19	3,859,754
Gryphon Heritage Partners, L.P. +, a	12/17/20	1,729,582
Gryphon Partners V, L.P. +, a	02/23/18	7,968,951
Gryphon Partners VI, L.P. +, a	12/17/20	2,591,562
Harvest Partners VIII, L.P. +, a	12/19/18	13,620,679
Insight Venture Partners X, L.P. +, a	07/06/18	14,206,369
Insight Venture Partners XI, L.P. +, a	12/17/19	3,672,600
KKR Americas Fund XII L.P. +, a	01/31/18	20,983,193
KKR North America Fund XI, L.P. +, a	02/01/12	9,123,576
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	3,197,230
Kohlberg TE Investors IX, L.P. +, a	12/20/19	2,266,224
Kohlberg TE Investors VII, L.P. +, a	09/15/11	4,412,312
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	21,086,689
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	19,192,695
Lerer Hippeau Select Fund III, LP +, a	12/20/19	2,692,848
Lerer Hippeau VII, LP +, a	12/20/19	805,168
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	1,575,067
Nautic Partners IX-A, L.P. +, a	03/12/19	2,674,403
Nautic Partners VII-A, L.P. +, a	06/27/14	2,682,052
New Enterprise Associates 14, L.P. +, a	05/04/12	7,141,552
New Enterprise Associates 17, L.P. +, a	06/06/19	5,184,830

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
North America (continued)
New Mountain Capital V, L.P. +, a	06/29/17	$33,126,320
New Mountain Partners VI, L.P. +, a	10/16/20	282,871
NexPhase Capital Fund III-A, LP +, a	09/01/16	26,351,592
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	17,693,408
Oak Hill Capital Partners V, L.P. +, a	12/21/18	10,693,552
Pamlico Capital V, L.P. +, a, e	02/03/20	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,932,457
Silver Lake Partners IV, L.P. +, a	07/30/12	15,675,738
Silver Lake Partners VI, L.P. +, a	06/04/20	970,891
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	5,601,389
TA XIII-B, L.P. +, a	05/02/19	10,836,478
TCV X, L.P. +, a	08/31/18	10,846,443
TCV XI (A), L.P. +, a	10/02/20	34,000
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	8,296,399
Thompson Street Capital Partners V, L.P. +, a	05/04/18	7,063,527
TPG Partners VII, L.P. +, a	03/01/16	15,774,284
TPG Partners VIII, L.P. +, a	01/31/19	1,700,941
Trident VII, L.P. +, a	09/22/16	30,066,490
Trident VIII, L.P. +, a	04/05/19	6,752,538
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	12,500,042
Vistria Fund II, L.P. +, a	12/19/17	10,718,560
Vistria Fund III, LP +, a	06/19/19	7,225,043
Vistria Fund IV, L.P. +, a, e	03/31/21	—
Warburg Pincus Global Growth, L.P. +, a	11/20/18	5,111,659
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	19,329,391
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	5,661,422
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	5,391,820
Total North America (8.10%)		630,588,364

Rest of World (0.48%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	9,764,890
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,678,573
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,028,709
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	20,710,174
Total Rest of World (0.48%)		37,182,346

Western Europe (4.11%)
Advent International GPE IX-C, L.P. +, a	05/31/19	12,424,539
Advent International GPE VII-B, L.P. +, a	07/01/12	8,633,000
Advent International GPE VIII-C, L.P +, a	03/22/16	17,025,632
Apax X USD L.P. +, a	07/16/19	3,917,621
Astorg Mid-Cap +, a, e	02/22/21	—
Axcel VI K/S +, a	02/21/20	2,702,541
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,940,467
BC Partners XI, L.P. +, a	12/18/20	—
CapVest Equity Partners III B, L.P. +, a	08/30/13	10,793,888
Capvis Equity V L.P. +, a	01/17/18	14,280,596
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,423,392
Carlyle Europe Partners V, L.P. +, a	04/23/18	2,563,683
CVC Capital Partners VI (A) L.P. +, a	07/05/13	10,314,149
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	—
DPE Deutschland IV +, a	08/24/20	—
EQT IX, L.P. (USD) +, a	05/15/20	4,366,288
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	29,733,014
EQT VI (No.1), L.P. +, a	07/01/11	1,486,254

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

Private Equity Investments (continued) Primary Investments *, d (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	$2,754,521
Graphite Capital Partners IX L.P. +, a	04/11/18	3,997,297
Hg Saturn I L.P. +, a	06/28/18	28,285,101
HgCapital 8 L.P. +, a	12/19/16	16,304,921
HgCapital Mercury 2 +, a	02/15/17	19,673,754
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	42,849,385
KKR European Fund V (EUR) SCSp +, a	11/05/18	13,541,625
Livingbridge 7 LP +, a, e	09/04/20	—
Nordic Capital IX, L.P. +, a	07/18/17	32,840,662
Nordic Capital X, L.P. +, a	09/30/20	—
PAI Europe VI-1, L.P. +, a	03/12/15	9,116,890
Permira VII L.P. +, a	06/21/19	11,801,116
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	8,674,408
The Seventh Cinven Fund, L.P. +, a	04/16/19	3,423,856
Total Western Europe (4.11%)		319,868,600

Total Primary Investments (14.43%)		$1,123,708,740

Total Private Equity Investments (Cost $4,948,192,375)(90.48%)		$7,045,971,526

Total Investments (Cost $5,086,442,398)(92.72%)		7,220,615,496

Other Assets in Excess of Liabilities (7.28%)		566,703,100

Net Assets (100.00%)		$7,787,318,596

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $6,931,675 or 0.9% of the Portfolio’s net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of March 31, 2021 was 0.11%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of March 31, 2021 was 0.19%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of March 31, 2021 was 0.21%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of March 31, 2021 was 0.28%.

#	As of March 31, 2021, 1 month EURIBOR was -0.56%.

##	As of March 31, 2021, 3 month EURIBOR was -0.54%.

###	As of March 31, 2021, 6 month EURIBOR was -0.51%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of March 31, 2021, 1 month Bank Bill Swap Rate was 0.01%.

†††	As of March 31, 2021, 6 month Bank Bill Swap Rate was 0.09%

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of March 31, 2021 was $7,045,971,526, or 89.76% of net assets. As of March 31, 2021, the aggregate cost of each investment restricted to resale was $19,263,262, $10,621,500, $27,897,888, $102,111, $30,790,571, $38,102,078, $2,204,591, $14,353,176, $1,728,610, $432,152, $3,600,295, $48,899,552, $5,433,284, $2,630,127, $16,300,545, $11,478,466, $11,393,287, $10,085, $11,587,190, $1,226,349, $36,322,745, $35,274,427, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,591,806, $122,578,028, $27,243,271, $3,120,000, $8,571,126, $100,002,943, $11,905,932, $38,570,977, $94,861,790, $56,985,983, $35,134,908, $3,461,775, $61,360,835, $87,093, $151,685,530, $250,000, $219,375, $1,111,078, $9,683,863, $252,000, $78,329,340, $2,628,131, $172,633, $317,827, $37,921,966, $5,000,000, $473,334, $2,899,729, $23,178,823, $15,296,399, $78,652,850, $45,225,381, $37,650,000, $32,126,730, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,779,748, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $4,632,829, $28,496,694, $1,441,200, $6,939,071, $17,510,132, $69,246,328, $9,516,085, $2,518,375, $3,792,769, $264,490, $27,377,030, $114,301, $89,101,353, $83,976,881, $21,901,395, $27,818,080, $14,672,982, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $288,509, $819,247, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $80,643, $40,700,235, $41,607,840, $0, $1,063,586, $24,190,919, $6,358,397, $16,419,813, $26,015,343, $2,436,246, $36,261,531, $12,156,155, $1,168,810, $12,231,850, $32,673,281, $34,731,898, $6,869,552, $12,811,375, $8,550,619, $35,312,402, $1,276,236, $4,766,442, $1,463,721, $1,876,751, $17,063,327, $1,414,222, $1,178,150, $1,268,094, $978,186, $997,449, $68,102,866, $3,119,757, $3,032,989, $1,340,533, $990,374, $2,451,570, $20,335,000, $981,587, $1,457,506, $1,968,747, $5,795,852, $989,698, $1,293,183, $1,624,603, $3,152,765, $7,172,041, $10,651,074, $975,839, $1,459,020, $1,051,754, $1,138,340, $153,245, $234,183, $173,939, $977,615, $469,422, $1,615,892, $1,663,861, $2,852,280, $29,676,019, $1,293,500, $1,393,000, $1,221,371, $2,918,108, $1,980,705, $983,748, $900,278, $1,998,731, $2,090,190, $1,741,220, $981,055, $1,202,144, $28,240,564, $905,588, $2,885,623, $995,066, $3,872,642, $38,883,600, $22,239,961, $2,925,613, $965,489, $440,483, $1,941,663, $1,592,073, $1,192,761, $1,940,906, $992,717, $1,786,522, $4,265,412, $2,911,213, $1,364,642, $945,451, $954,073, $991,552, $1,268,469, $995,055, $1,432,471, $1,338,390, $3,134,404, $4,903,149, $1,389,526, $971,689, $978,880, $439,052, $3,010,330, $1,281,703, $1,338,051, $1,396,475, $1,256,802, $987,787, $5,208,598, $2,885,500, $915,038, $534,290, $2,374,730, $2,251,762, $1,288,919, $610,928, $1,468,859, $2,251,162, $1,332,342, $1,191,429, $1,151,858, $1,872,342, $3,686,060, $2,391,782, $1,990,000, $1,667,983, $9,401,323, $1,144,534, $1,958,689, $4,709,763, $337,393, $1,465,737, $1,293,500, $990,306, $1,432,484, $392,556, $995,213, $983,121, $1,140,382, $1,764,488, $14,651,248, $12,552,221, $3,050,651, $1,373,192, $1,893,490, $2,992,500, $1,664,466, $0, $1,491,391, $995,051, $487,915, $1,660,115, $981,009, $2,902,078, $983,740, $33,351, $980,769, $3,149,097, $26,097,745, $1,089,368, $2,970,143, $1,355,787, $2,265,385, $3,410,825, $2,104,180, $1,278,884, $3,880,500, $982,968, $517,563, $2,394,583, $981,626, $45,413,160, $983,680, $812,323, $1,393,000, $1,185,320, $3,681,735, $3,592,368, $3,906,648, $3,551,510, $1,980,000, $1,290,452, $3,498,444, $7,058,901, $2,938,653, $3,910,851, $21,942,544, $2,295,305, $13,517,648, $997,513, $1,872,859, $2,223,978, $4,504,291, $997,589, $2,749,047, $35,782,084, $2,802,128, $973,362, $5,099,008, $1,677,395, $1,161,528, $5,181,975, $28,534,706, $1,119,688, $229,893, $3,426,383, $1,418,472, $1,783,984, $1,488,036, $1,932,196, $1,954,610, $5,931,239, $1,249,283, $2,153,443, $1,009,543, $1,895,250, $2,793,000, $3,363,186, $5,898,559, $1,141,784, $4,393,473, $2,454,490, $1,503,696, $1,565,319, $2,283,296, $25,205,331, $1,890,500, $3,128,530, $1,652,893, $579,174, $2,330,990, $4,621,338, $1,296,750, $1,478,907, $2,756,101, $1,498,909, $4,044,365, $5,491,223, $1,743,284, $2,500,000, $10,380, $131,175, $1,460,696, $146,326, $53,395, $533,034, $8,251,977, $264,543, $17,598, $32,324,853, $451,287, $85,578, $320,338, $598, $1, $14,562, $9,887,395, $1,684,588, $1,528,921, $12,736,595, $1, $1,158,141, $1, $25,046,128, $1, $15,900,890, $1, $1, $9,145,379, $2, $1, $156,137, $34,774,832, $1, $1, $3,835,387, $6,573,431, $4,380,163, $3, $0, $1,672, $673,545, $3,019,028, $1,737,500, $33,209,524, $1,128,770, $1, $1, $1, $8, $413,158, $2,063,381, $116,461, $41,004,211, $36,123,467, $1, $4, $36,838,759, $381, $15,066,223, $4,674,182, $19,964,332, $1, $1, $16,235, $1, $973,084, $1,104,283, $2,687,542, $803,341, $7,514,275, $1, $21,605,106, $3, $1, $1, $922,532, $1, $2, $182,963, $332,524, $855,591, $6,911,834, $871,836, $107,727, $3,017,884, $3,383,281, $1, $0, $1, $1, $57,806, $310,333, $134,204, $1, $1, $2, $229, $51,027, $101,953, $390,786, $2,326,146, $699,374, $3,683, $7,755,497, $0, $2,279,646, $5,325,731, $32,223,094, $8,779,111, $6,619,165, $13,908,390, $0, $9,761,173, $2,504,885, $4,511,180, $12,048,991, $9,959,998, $1,432,786, $887,851, $5,514,193, $4,154,938, $1, $8,151,088, $337,670, $219,478, $1,417,651, $12,953,483, $0, $7,979,048, $3,473,434, $24,414,656, $2,491,691, $0, $18,274,054, $7,589,407, $466,611, $0, $6,432,844, $1, $757,405, $11,780,878, $7,131,249, $4,047,196, $1,884,017, $6,968,431, $2,754,669, $11,657,159, $6,855,687, $3,009,519, $14,540,702, $10,474, $3,330,000, $1,676,409, $293,159, $19,511,217, $0, $13,452,820, $2,700,000, $900,000, $1,237,810, $2,287,749, $1, $147,044, $4,305,000, $16,053,587, $282,871, $15,690,328, $6,221,040, $11,366,084, $0, $4,531,253, $3,087,577, $774,396, $12,371, $9,525,000, $6,625,000, $34,000, $2,016,373, $6,505,960, $6,851,613, $1,778,782, $21,447,784, $6,492,038, $12,087,367, $4,484,982, $7,514,275, $0, $4,862,500, $1,757,338, $5,346,116, $2,284,549, $6,821,153, $2,649,928, $4,421,598, $24,657,888, $8,787,151, $1, $6,502,023, $2,066,001, $0, $2,805,434, $3,434,718, $1, $1, $15,064,755, $724,559, $3,047,278, $4,224,463, $0, $0, $4,464,352, $17,946,056, $1, $3,536,351, $4,137,076, $16,943,240, $12,343,955, $9,800,067, $1, $12,121,741, $0, $19,143,914, $1, $3,326,290, $10,903,451, $5,448,941 and $3,191,536, respectively, totaling $4,948,192,375.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2021 (continued)

[b]	Represents an affiliated issuer.

[c]	Non-income producing.

[d]	Investment does not issue shares.

[e]	Investment has been committed to but has not been funded by the Fund.

[f]	Security or a portion thereof is unsettled at March 31, 2021.

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

L - LIBOR

PIK - Payment-in-kind

A summary of outstanding financial instruments at March 31, 2021 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
April 28, 2021	Bank of America	$87,610,505	€73,000,000	$85,845,790	$1,764,715
April 28, 2021	Barclays	$59,706,960	€50,000,000	58,798,486	908,474
April 28, 2021	Barclays	$59,706,960	€50,000,000	58,798,486	908,474
May 19, 2021	Bank of America	$72,763,776	€60,000,000	70,589,497	2,174,279
May 19, 2021	Bank of America	$72,751,776	€60,000,000	70,589,497	2,162,279
May 19, 2021	Bank of America	$70,081,159	€57,800,000	68,001,216	2,079,943
June 30, 2021	Bank of America	$93,263,648	€78,000,000	91,850,054	1,413,594
June 30, 2021	Bank of America	$93,262,868	€78,000,000	91,850,054	1,412,814
June 30, 2021	Bank of America	$90,294,059	€75,500,000	88,906,143	1,387,916
June 30, 2021	Barclays	$93,183,285	€78,000,000	91,850,055	1,333,230
June 30, 2021	Barclays	$93,183,285	€78,000,000	91,850,055	1,333,230
June 30, 2021	Bank of America	$88,277,585	£63,300,000	87,377,102	900,483
June 30, 2021	Bank of America	$87,998,667	£63,100,000	87,101,029	897,638
June 30, 2021	Barclays	$88,225,293	£63,300,000	87,377,102	848,191
June 30, 2021	Barclays	$88,217,064	£63,300,000	87,377,102	839,962
					$20,365,222

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
March 31, 2021

Assets
Unaffiliated Private Equity Investments, at fair value (cost $3,650,835,622)	$4,817,880,101
Affiliated Private Equity Investments, at fair value (cost of $1,297,356,753)	2,228,091,425
Common stocks, at fair value (cost $131,276,667)	167,712,295
Asset-Backed Securities, at fair value (cost $6,973,356)	6,931,675
Cash and cash equivalents	493,964,271
Cash denominated in foreign currencies (cost $119,878,462)	118,376,300
Deposit for investments	117,508,658
Investment sales receivable	14,278,174
Unaffiliated dividends and interest receivable	4,179,685
Affiliated interest receivable	4,207
Unrealized appreciation on forward foreign currency contracts	20,365,222
Other receivable	12,689,187
Prepaid assets	1,379,286
Total Assets	$8,003,360,486

Liabilities
Investment purchases payable	$47,127,981
Distribution, servicing and transfer agency fees payable	7,724,884
Tax-free reorganization payable	301,058
Repurchase amounts payable for tender offers	61,957,308
Due to broker	22,820,000
Incentive fee payable	51,325,533
Management fees payable	20,625,014
Dividends payable	4,693
Professional fees payable	313,497
Line of credit fees payable	1,000,000
Accounting and administration fees payable	2,319,374
Custodian fees payable	153,582
Other payable	368,966
Total Liabilities	$216,041,890

Commitments and contingencies (See note 11)

Net Assets	$7,787,318,596

Net Assets consists of:
Paid-in capital	$5,964,859,605
Distributable earnings (accumulated loss)	1,822,458,991
Total Net Assets	$7,787,318,596

Class A Units
Net assets	$4,098,862,733
Units outstanding	577,565,120
Net asset value per unit	$7.10
Class I Units
Net assets	$3,688,455,863
Units outstanding	511,264,878
Net asset value per unit	$7.21

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Year Ended March 31, 2021

Investment Income
Dividends from unaffiliated investments (net of $195,315 withholding tax)	$8,776,431
Dividends from affiliated investments	4,183,590
Interest from unaffiliated investments	90,623,699
Interest from affiliated investments	223,784
Transaction fee income from unaffiliated issuers	1,007,527
Transaction fee income from affiliated issuers	2,441,574
Other fee income	3,740,792
Total Investment Income	110,997,397

Operating Expenses
Incentive fees	133,291,817
Management fees	104,757,594
Professional fees	7,743,533
Line of credit fees	5,403,027
Accounting and administration fees	5,199,690
Tax-free reorganization expense	150,529
Interest expense	2,198,862
Board of Managers’ fees	408,580
Insurance expense	310,684
Custodian fees	301,807
Distribution and servicing fees
Class A Units	23,973,392
Transfer agency fees
Class A Units	1,444,521
Class I Units	978,484
Other expenses	711,382
Total Expenses	286,873,902

Net Investment Loss	(175,876,505)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	141,360,050
Net realized gain from affiliated investments	49,290,360
Net realized gain on foreign currency transactions	1,003,757
Net realized loss on forward foreign currency contracts	(76,230,976)
Net realized gain distributions from primary and secondary investments	55,673,655
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	1,143,721,054
Affiliated investments	763,989,494
Foreign currency translation	443,220
Forward foreign currency contracts	13,761,430

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	2,093,012,044

Net Increase (Decrease) in Net Assets From Operations	$1,917,135,539

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(175,876,505)	$(65,747,327)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	171,096,846	145,388,753
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	1,921,915,198	(363,849,171)
Net increase in Net Assets resulting from operations	$1,917,135,539	$(284,207,745)

Distributions to Members from:
Distributable earnings	(110,076,216)	(150,070,799)
Total distributions to Members	$(110,076,216)	$(150,070,799)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$549,269,558	$787,428,343
Class I Units	556,145,741	542,182,077
Reinvestment of common Units
Class A Units	57,245,617	73,697,727
Class I Units	42,033,352	58,571,137
Redemption of common Units
Class A Units	(159,149,894)	(90,728,026)
Class I Units	(148,388,610)	(158,523,173)
Proceeds from shares issued in connection with the tax-free reorganization
Class A Shares	10,215	—
Class I Shares	64,572,607	—
Exchanges of common Units
Class A Units	(11,968,050)	(67,192,184)
Class I Units	11,968,050	67,192,184
Total increase in Net Assets resulting from capital transactions	$961,738,586	$1,212,628,085

Total increase in Net Assets	$2,768,797,909	$778,349,541

Net Assets at beginning of year	$5,018,520,687	$4,240,171,146
Net Assets at end of year	$7,787,318,596	$5,018,520,687

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Year Ended March 31, 2021

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,917,135,539
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(1,907,710,548)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(13,761,430)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(171,096,846)
Purchases of investments	(1,650,969,404)
Interest income paid-in kind	(8,689,122)
Proceeds from sales of investments	1,119,867,959
Net (purchases) sales and amortization of short-term investments	199,907,661
Net realized loss on forward foreign currency contracts	(76,230,976)
Net realized gain distributions from primary and secondary investments	55,673,655
Amortization of premium and accretion of discount	(1,580,209)
Cash acquired in Tax-Free organization	599,237
Increase in investment sales receivable	(4,863,579)
Decrease in affiliated interest receivable	50
Decrease in dividends receivable	97,526
Increase in interest receivable	(203,639)
Increase in deposit for investments	(117,508,658)
Increase in other receivable	(11,752,653)
Increase in prepaid assets	(1,029,157)
Increase in investment purchases payable	27,329,073
Decrease in dividends payable	(454,287)
Increase in due to broker	19,860,000
Increase in management fees payable	5,829,628
Increase in distribution, servicing and transfer agency fees payable	1,792,893
Increase in professional fees payable	22,190
Increase in line of credit fees	241,667
Decrease in interest expense payable	(45,696)
Increase in accounting and administrative fees payable	252,514
Decrease in custodian fees payable	(42,778)
Increase in incentive fees payable	51,325,533
Increase in other payable	306,230
Increase in tax-free reorganization payable	150,529
Net Cash (Used in) Operating Activities	(565,547,098)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Year Ended March 31, 2021 (continued)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	$1,105,415,299
Payments for Units redeemed	(345,583,954)
Distributions paid	(10,797,247)
Proceeds from credit facility	125,000,000
Repayments of credit facility	(300,000,000)
Net Cash Provided by Financing Activities	574,034,098

Net change in cash and cash equivalents	8,487,000

Effect of exchange rate changes on cash	1,003,757

Cash and cash equivalents at beginning of year	602,849,814
Cash and cash equivalents at end of year	$612,340,571

Supplemental and non-cash financing activities
Cash paid during the year for interest was $2,244,558.

During the year ended March 31, 2021, reinvestment of dividends and distributions was $99,278,969.

After the close of business on December 31, 2020, net assets of $64,582,822 were acquired in connection with the tax-free reorganization (see Note 1), including $599,237 in cash, $5,325,878 in other assets and $4,602,531 of assumed liabilities.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.32	$5.73	$5.51	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.20)	(0.10)	(0.05)	0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	2.09	(0.14)	0.55	0.40	0.17
Net increase (decrease) in net assets resulting from operations	1.89	(0.24)	0.50	0.60	0.17
Distributions from:
Net investment income	—	—	(0.03)	(0.10)	—
Net realized gains	(0.11)	(0.17)	(0.25)	(0.16)	—
Total distributions	(0.11)	(0.17)	(0.28)	(0.26)	—
Net asset value, end of period	$7.10	$5.32	$5.73	$5.51	$5.17

Total Return(5)	36.48%	(4.69)%	9.36%	11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$4,098,863	$2,705,680	$2,243,031	$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	(1.00)%	(0.52)%	0.15%	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.77%	2.87%	2.84%	2.78%	2.82	%(7)
Ratio of Incentive Fee to average net assets	2.10%	1.15%	1.12%	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	4.87%	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of expense waivers to average net assets	—%	—%	—%	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	4.87%	4.02%	3.96%	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.77%	2.87%	2.84%	2.78%	2.82	%(7)(9)

Portfolio Turnover	19.36%	13.35%	21.75%	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Year Ended March 31, 2021		Year Ended March 31, 2020		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.37		$5.75		$5.52		$5.18		$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.16)		(0.06)		(0.01)		0.25		(0.00	)(4)
Net realized and unrealized gain (loss) on investments	2.11		(0.14)		0.56		0.38		0.18
Net increase (decrease) in net assets from operations	1.95		(0.20)		0.55		0.63		0.18
Distributions from:
Net investment income (loss)	—		(0.01)		(0.07)		(0.13)		—
Net realized gains (losses)	(0.11)		(0.17)		(0.25)		(0.16)		—
Total distributions	(0.11)		(0.18)		(0.32)		(0.29)		—
Net asset value, end of period	$7.21		$5.37		$5.75		$5.52		$5.18

Total Return before Incentive Fee	N/A		N/A		N/A		N/A		N/A	(5)
Total Return after Incentive Fee	37.44	%(6)	(4.00	)%(6)	10.14	%(6)	12.42	%(6)	11.70%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$3,688,456		$2,312,841		$1,997,140		$1,556,972		$995,815
Net investment income (loss) to average net assets before Incentive Fee	(0.29)%		0.20%		0.86%		5.95%		2.52%
Ratio of gross expenses to average net assets, excluding Incentive Fee(7)(8)	2.05%		2.13%		2.12%		2.10%		1.98%
Ratio of Incentive Fee to average net assets	2.12%		1.14%		1.12%		1.33%		1.33%
Ratio of gross expenses and Incentive Fee to average net assets(7)(8)	4.17%		3.27%		3.24%		3.43%		3.31%
Ratio of expense waivers to average net assets	—%		—%		—%		—%		—%
Ratio of net expenses and Incentive Fee to average net assets(8)	4.17%		3.27%		3.24%		3.43%		3.31%
Ratio of net expenses to average net assets, excluding Incentive Fee(8)	2.05%		2.13%		2.12%		2.10%		1.98%

Portfolio Turnover	19.36%		13.35%		21.75%		23.58%		17.93%

(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	Ratio does not include expenses of Primary and Secondary Investments.

N/A	Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. On December 17, 2018, the Fund filed an application to register units of limited liability company interests in the Fund (“Units”) under the 1933 Act. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund offers two classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund currently offers only two classes of Units, in the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that Members of any such class bear, and the distribution and service fees that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although each class of Units represents a pro-rata interest in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund. Each class of Units differs in its distribution and service plan, if any, and certain other class-specific expenses.

On December 31, 2020, the Fund acquired all of the net assets of Partners Group Private Income Opportunities, LLC (the “Acquired Fund”), a closed-end management investment company, in a tax-free reorganization in exchange for Units, pursuant to a plan of tax-free reorganization approved by the Acquired Fund’s shareholders on December 14, 2020. For financial reporting and investor balance reporting purposes, assets received and Units issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to holders of Units for tax purposes.

For each Class A Share of the Acquired Fund exchanged, the holder received 0.7164 Class A Units of the Fund.

For each Class I Share of the Acquired Fund exchanged, the holder received 0.7094 Class I Units of the Fund.

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to tax-free reorganization	Net Assets of the Fund Immediately After tax-free reorganization
9,515,434	$64,582,822	$(1,563,380)	$6,706,541,721	$6,771,124,543

[1]	Unrealized Depreciation is included in the Net Assets Received amount shown above.

Assuming the acquisition had been completed on April 1, 2020, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended March 31, 2021, were as follows:

Net investment loss	$(173,258,635)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments, foreign currency translation and transactions and forward foreign currency contracts	2,100,503,908
Net increase in net assets resulting from operations	$1,927,245,273

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

1. Organization (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets as of March 31, 2021.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Adviser estimates the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Advisor makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of Private Equity Fund Investments that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the term of each such Private Equity Fund Investment.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

2. Significant Accounting Policies (continued)

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period.

The fair value of Asset-backed Securities is determined by price quotations from unaffiliated market markers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client or affiliate.

c. Cash and Cash Equivalents

In order to maintain liquidity pending investment in Private Equity Investments, the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts. At times, the amounts held in these accounts may exceed applicable federally insured limits, if any. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of March 31, 2021, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	9
Brazilian Reals	1
Canadian Dollars	6
Danish Kroner	3
Euros	149
Indian Rupees	2
Japanese Yen	3
Norwegian Kroner	2
Pounds Sterling	30
Singapore Dollars	1
Swedish Kronor	3
Swiss Francs	2

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

2. Significant Accounting Policies (continued)

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the year ended March 31, 2021, the Fund entered into 101 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $20,365,222 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(76,230,976) in net realized gains (losses) and $13,761,430 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at March 31, 2021 are representative of contract amounts during the period.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities and Direct Equity Investments where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date.

h. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

2. Significant Accounting Policies (continued)

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its technical merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to its Members and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from its sole owner, the Fund, and thus is disregarded, for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2021, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

During the fiscal year ended March 31, 2021, the Fund reclassified $24,971,837 from undistributed net investment income, $(71,388,392) of accumulated net realized gain (loss) on investments and forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

2. Significant Accounting Policies (continued)

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets as of March 31, 2021: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets subject to an MNA With Counterparty	Financial Instruments available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$14,193,661	$—	$(14,193,661)	$—
Barclays	$6,171,561	$—	$(6,171,561)	$—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

n. Recently Adopted Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2018-13, which modifies certain disclosure requirements for fair value measurements in Accounting Standards Codification 820. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. At this time, management has elected to adopt the ASU and the changes are incorporated in the financial statements. The incorporation of these changes did not cause a material change in the presentation of the financial statements.

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance primarily intends to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to account for modifications as a continuance of the existing contract without additional analysis as long as the changes to existing contracts are limited to changes to an approved benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Fund’s Advisor is currently assessing the impact of the new guidance on the Fund’s combined financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

3. Fair Value Measurements (continued)

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$167,712,295	$—	$—	$167,712,295
Asset-Backed Securities	—	—	6,931,675	6,931,675
Direct Investments:
Direct Equity	50,944,982	380,038,381	3,924,823,290	4,355,806,653
Direct Debt	—	—	925,071,641	925,071,641
Total Direct Investments*	$50,944,982	$380,038,381	$4,849,894,931	$5,280,878,294
Secondary Investments*	—	—	641,384,492	641,384,492
Primary Investments*	—	—	1,123,708,740	1,123,708,740
Total Investments	$218,657,277	$380,038,381	$6,621,919,838	$7,220,615,496
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$20,365,222	$—	$—	$20,365,222
Total Assets	$20,365,222	$—	$—	$20,365,222
Total Investments net of Foreign Currency Exchange Contracts	$239,022,499	$380,038,381	$6,621,919,838	$7,240,980,718

*	Private Equity Investments are described in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2020 and March 31, 2021 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2020	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of March 31, 2021
Asset-Backed Securities	$—	$—	$(41,680)	$6,973,355	$—	$—	$—	$6,931,675
Direct Investments:
Direct Equity Investments	$2,527,989,828	$202,543,622	$987,397,682	$888,708,798	$(651,058,533)	$—	$(30,758,107)	$3,924,823,290
Direct Debt Investments	745,885,693	(26,273,488)	158,087,549	207,341,745	(161,508,842)	1,538,984	—	925,071,641
Total Direct Investments*	$3,273,875,521	$176,270,134	$1,145,485,231	$1,096,050,543	$(812,567,375)	$1,538,984	$(30,758,107)	$4,849,894,931
Secondary Investments*	404,072,576	(131,055)	167,639,789	144,522,174	(74,718,992)	—	—	641,384,492
Primary Investments*	574,782,992	752,069	356,017,018	319,937,827	(127,781,166)	—	—	1,123,708,740
Total	$4,252,731,089	$176,891,148	$1,669,100,358	$1,567,483,899	$(1,015,067,533)	$1,538,984	$(30,758,107)	$6,621,919,838

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, “Secondary Investments” are generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the year ended March 31, 2021, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the year ended March 31, 2021 relating to investments in Level 3 assets still held at March 31, 2021 is $1,753,414,045, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of March 31, 2021:

Type of Security	Fair Value at March 31, 2021 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$6,932	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$68,190	Discounted cash flow	Discount factor	8.00% – 11.40% (9.87%)
	2,784,438	Market comparable companies	Enterprise value to EBITDA multiple	4.20x – 23.20x (14.43x)
	530,881	Exit price	Recent transaction price	n/a
	499,905	Recent financing/transaction	Recent transaction price	n/a
	2,298	Replacement cost	Recent transaction price	n/a
	40,175	Reported fair value	Reported fair value	n/a
Direct Debt	$523,024	Broker quotes	Indicative quotes for an inactive market	n/a
	377,949	Discounted cash flow	Discount factor	2.56% – 14.12% (8.96%)
	21,110	Market comparable companies	Enterprise value to EBITDA multiple	9.45x – 20.36x (20.17x)
	4,867	Exit price	Recent transaction price	n/a
	668	Market comparable companies	Enterprise value to sales multiple	2.35x – 2.35x (2.35x)
Primary and Secondary Investments	$1,703,847	Adjusted reported net asset value	Reported net asset value	n/a
	61,248	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc) and NatWest Markets plc (successor of The Royal Bank of Scotland plc) in the aggregate maximum principal amount of $150,000,000. On January 15, 2019, the Fund increased the LOC by $50,000,000, bringing the total commitments to $200,000,000. On June 13, 2019, the Fund increased the facility bringing the aggregate facility commitments to $300,000,000, with the following revised commitment amounts: Lloyds Bank Corporate Markets plc ($150,000,000), NatWest Markets plc ($50,000,000), UBS AG ($50,000,000), and Barclays Bank PLC ($50,000,000). On April 27, 2020 the Fund increased the LOC by $100,000,000, bringing the total commitments to $400,000,000. The Fund anticipates that this line of credit facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility are charged a rate of interest per annum that is the aggregate of the applicable margin of 3.25% and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the year ended March 31, 2021, the Fund incurred $2,198,862 of interest on borrowings at a weighted average interest rate of 4.72%. $175,000,000 was outstanding as of April 1, 2020, an additional $125,000,000 was drawn on May 12, 2020, and the full outstanding balance was paid off on June 12, 2020. At March 31, 2021 there were no outstanding borrowings under the Credit Facility. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees based on the rate agreed to with the various lenders, Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum. The term of the LOC facility runs until February 2, 2023. Subsequent, to year-end the credit limit has increased from $400,000,000 to $500,000,000.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

5. Unit Transactions/Subscription and Repurchase of Units (continued)

Transactions in Units were as follows:

	For the Year Ended March 31, 2021		For the Year Ended March 31, 2020
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	86,508,173	$549,269,558	132,339,978	$787,428,343
Reinvestments	8,558,812	57,245,617	12,073,872	73,697,727
Repurchases	(24,514,376)	(159,149,894)	(15,651,641)	(90,728,026)
Class exchanges	(1,956,405)	(11,968,050)	(11,389,149)	(67,192,184)
Tax-free reorganization	1,527	10,215	—	—
Net increase (decrease)	68,597,731	$435,407,446	117,373,060	$703,205,860
Class I Units
Sales	85,373,605	$556,145,741	90,491,877	$542,182,077
Reinvestments	6,193,033	42,033,352	9,524,691	58,571,137
Repurchases	(22,780,212)	(148,388,610)	(27,840,814)	(158,523,173)
Class exchanges	1,933,355	11,968,050	11,330,170	67,192,184
Tax-free reorganization	9,513,907	64,572,607	—	—
Net increase (decrease)	80,233,688	$526,331,140	83,505,924	$509,422,225

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the year ended March 31, 2021, the Fund incurred $104,757,594 in management fees due to the Adviser.

In addition to the management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses, and contributions and withdrawals. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the year ended March 31, 2021, the Fund incurred $133,291,817 in Incentive Fees due to the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the year ended March 31, 2021, the Advisor did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2021, the Fund pays each Independent Manager an annual fee of $125,000. Additionally, effective April 1, 2016 the Fund pays an additional fee of $10,000 per year to the Chairman of the Board and the Chairman of the Audit Committee. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of March 31, 2021:

	Shares/ Principal as of March 31, 2021	Fair Value as of March 31, 2020	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2021	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	4,932,728	$82,170,894	$1,620,200	$(15,287,318)	$10,549,295	$68,698,087	$147,751,158	$—
Astorg Co-Invest SGG, FCPI(3)	—	25,870,794	4,585,929	—	—	42,357,764	72,814,487	—
Camelia Investment 1 Limited	6,768,704,353	130,581,199	—	—	—	65,712,819	196,294,018	—
CBI Parent, L.P.	1,145,918	—	114,591,806	—	—	—	114,591,806	—
Confluent Health, LLC	27,260	23,208,670	42,859	—	—	23,005,011	46,256,540	—
ECP Holding Company, LLC(3)(4)	—	26,040,248	—	(44,755,679)	36,055,679	(17,340,248)	—	—
ECP Parent, LLC	100,000,000	95,513,500	2,943	—	—	19,991,656	115,508,099	—
EnfraGen, LLC	37,786	38,787,941	16,910	(93,160)	2,618	14,195,582	52,909,891	—
EQT Jaguar Co-Investment SCSp(3)	—	47,448,633	14,947,542	—	—	29,143,899	91,540,074	—
GlobalLogic Worldwide Holdings, Inc.(5)	701,927	163,020,474	—	(20,656,474)	—	245,512,810	387,876,810	4,183,590
Huntress Co-Investment L.P.(3)	—	49,613,325	—	—	—	(7,778,082)	41,835,243	—
Idera Parent, L.P.(3)	—	—	151,685,530	—	—	—	151,685,530	—
Luxembourg Investment Company 285 S.à r.l.(6)	14,865,773	36,630,514	4,607	—	—	29,582,652	66,217,773	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of March 31, 2021	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2021	Affiliated Income/ accretion of discount
Luxembourg Investment Company 293 S.à r.l.	9,789,622	$30,686,603	$8,681,180	$(22,269,629)	$(402,810)	$20,881,563	$37,576,907	$104,240
Luxembourg Investment Company 314 S.à r.l.(6)	192,000	1	—	—	—	—	1	—
May Co-Investment S.C.A.	1,059,375	—	40,700,235	—	—	2,863,911	43,564,146	—
MHS Acquisition Holdings, LLC	34,242	450,577	—	—	—	247,526	698,103	—
MHS Blocker Purchaser L.P.(3)	—	30,494,901	—	—	—	23,481,824	53,976,725	—
Murra Warra Asset Hold Trust	13,186,543	14,009,086	—	—	—	10,481,469	24,490,555	—
Murra Warra Project Hold Trust	429,366	3,502,274	—	—	—	2,620,364	6,122,638	—
Murra Warra II Asset Hold Trust	5,402,025	—	1,728,610	—	—	110,080	1,838,690	—
Murra Warra II Project Hold Trust	10	—	432,152	—	—	27,521	459,673	—
OHCP IV SF COI, L.P.(3)	—	16,819,852	—	—	—	15,579,206	32,399,058	—
Onecall Holdings, L.P.(3)	—	71,681,769	—	—	—	85,263,779	156,945,548	—
PG BRPC Investment, LLC	32,079	31,440,647	23,865	—	—	20,731,883	52,196,395	—
PG Esmeralda Pte. Ltd.	5,922,280	—	54,332,836	—	—	—	54,332,836	—
PG Lion Management Warehouse S.C.S(3)(6)	—	944,704	—	—	—	798,735	1,743,439	—
Polyusus Lux XVI S.a.r.l.	289,102,341	24,494,283	400,998	—	—	(3,649,455)	21,245,826	—
Quadriga Capital IV Investment Holding II L.P.(3)	—	30,420,817	—	(5,464,083)	3,085,508	31,173,359	59,215,601	—
Root JVCo S.à r.l.	8,700,760	—	64,713,120	—	—	1,146,133	65,859,253	—
Safe Fleet Holdings LLC(7)	2,898,000	2,497,087	1,344	(30,000)	70	390,980	2,859,481	119,544
SnackTime PG Holdings, Inc.	12	53,794,557	—	—	—	32,949,889	86,744,446	—
Surfaces SLP (SCSp)(3)	—	—	34,731,898	—	—	5,808,777	40,540,675	—
Total Non-Controlled Affiliates		$1,030,123,350	$493,244,564	$(108,556,343)	$49,290,360	$763,989,494	$2,228,091,425	$4,407,374

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.
(4)	Investment was exited during the period ended March 31, 2021.
(5)

The financial statements for the period ended March 31, 2020 incorrectly reflected this investment as an unaffiliated investment rather than as an affiliated investment. Fund management has evaluated the impact of this misstatement on the previously issued financial statements as of and for the year ended March 31, 2020 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2020.

(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.
(7)	This investment is associated with OHCP IV SF COI, L.P.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a fixed monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the year ended March 31, 2021, the Fund incurred $5,199,690 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the year ended March 31, 2021 amounted to $1,650,969,404. Total distribution proceeds from sale, redemption, or other disposition of investments for the year ended March 31, 2021 amounted to $1,119,867,959. Total purchases and sales of short-term investments amounted to $0 and $200,000,000, respectively, for the year ended March 31, 2021. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of March 31, 2021.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of March 31, 2021, the Fund had funded $7,474,435,148 or 86.6% of the $8,631,267,556 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $5,521,893,306 of $5,640,787,685 in total commitments, (ii) Secondary Investments it had funded $968,773,258 of $1,128,467,356 in total commitments, and (iii) Primary Investments it had funded $983,768,584 of $1,862,012,516 in total commitments, in each case, as of March 31, 2021.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that Members will be able to redeem Units only through quarterly offers by the Fund to purchase a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

13. COVID-19

Since the beginning of 2020, global financial markets have monitored and reacted to the impact and spread of COVID-19 (coronavirus) and the multidimensional response its spread has elicited, including efforts to contain its spread that have impacted and will continue to impact the global economy and the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period of time. To the extent that the pandemic has affected the portfolio companies’ estimated performance and valuation multiples to date, these effects are reflected in this filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially.

Management is monitoring developments relating to coronavirus and is coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments, and general pandemic response best practices. These and other factors will be updated from time to time in periodic filings with the SEC.

14. Tax Information

Distributions to Members are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, that may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations.

The tax year of the Fund is the 12-month period ending on October 31.

For the tax year ended October 31, 2020, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$4,553,943,674	$986,022,883
Gross unrealized appreciation	1,827,629,871	13,215,664
Gross unrealized depreciation	(30,059,041)	—
Net unrealized investment appreciation	$1,797,570,830	$13,215,664

For the tax year ended October 31, 2020, the Fund made the following permanent book tax differences and reclassifications. These reclassifications were due to differences between book and tax accounting, primarily for total tax adjustment from basis difference, reversal of partnership distribution dividends, reversal of partnership book gain/loss, total book gain/loss recognized on partial sales and distribution re-designations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Paid in capital excess of par value	$46,416,555
Distributable earnings (accumulated loss)	(46,416,555)

For the tax year ended October 31, 2020, the Fund’s tax year end components of distributable earnings on a tax basis are as follows:

Late Year Ordinary Loss Deferral	$(68,190,832)
Net Tax Appreciation/(Depreciation)	1,797,609,947
Undistributed Capital Gains	106,189,720

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2021 (continued)

14. Tax Information (continued)

The tax character of distributions for the tax years ended October 31, 2020 and 2019, was as follows:

	2020	2019
Ordinary Income	$—	$3,527,755
Long-term capital gains	110,076,216	146,543,044

ASC Topic 740, “Accounting for Uncertainty in Income Taxes” (“ASC 740”) provides guidance on the accounting for and disclosure of uncertainty in tax position. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Based on its analysis of its tax position for all open tax years (the current and prior years, as applicable), the Adviser has concluded that the Fund does not have any uncertain tax positions that met the recognition or measurement criteria of ASC 740. Such open tax years remain subject to examination and adjustment by tax authorities.

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from October 1, 2020 through March 31, 2021 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2021.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,118.00	$28.92	5.48%
Class I Shares	$1,000.00	$1,121.90	$25.28	4.78%

	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$997.62	$27.28	5.48%
Class I Shares	$1,000.00	$1,001.10	$23.84	4.78%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 1, 2020.

(**)

Annualized ratio of expenses to average net assets for the period from October 1, 2020 through March 31, 2021. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited)

INDEPENDENT MANAGERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER***
James F. Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chairman and Manager	Since inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	1
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-2015); Professor Emeritus of Accounting, S.C. Johnson Graduate School of Management at Cornell University (2015-Present); Director, The General Electric Company (2002-2016).	1
Lewis R. Hood, Jr. Year of Birth: 1956 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Retired; Managing Director and Chief Investment Officer (CIO Emeritus from 2014), ERISA Plans, Prudential Insurance Company of America (2002-2015).	1
Stephen G. Ryan Year of Birth: 1959 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Professor of Accounting, Stern School of Business, New York University (1995-Present).	1

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act of 1934, as amended (the “Exchange Act”), or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER OR OFFICER***
Robert Collins(1) Year of Birth: 1976 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager; President	Indefinite length—since inception	Partner, Partners Group (2021 – Present); Managing Director, Partners Group (2012–2021); Partners Group (2005–Present).	1
Justin Rindos Year of Birth: 1984 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chief Financial Officer	Indefinite length—since inception	Global Co-Head Structuring, Partners Group (2019 - Present); Director, Partners Group (Canada) Inc. (2018 - Present); Partners Group (2010 -Present).	1
Brian Kawakami Year of Birth: 1950 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chief Compliance Officer	Indefinite length—since inception	Partner, Ascendant Compliance Management, Inc. (2009–2015); Manager, Brian Kawakami LLC (2015–Present).	1
Oliver Jimenez Year of Birth: 1972 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Secretary	Indefinite length—since inception	Senior Vice President, Partners Group (2014–Present); Chief Compliance Officer, Partners Group (USA) Inc. (2014–Present); Partners Group (2014–Present); Chief Compliance Officer, Platinum Partners (2007–2014).	1

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC.

(1)	Mr. Collins is deemed an “interested person” of the Fund due to his position as a Partner of the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.

Federal Tax Information (Unaudited)

For the tax year ended October 31, 2020, the amount of long-term capital gains designated by the Fund was $110,076,216.

Approval of Investment Management Agreement

At a meeting of the Board held on December 17, 2020, the Board, including a majority of the Independent Managers, approved by a unanimous vote the continuation of the Second Amended and Restated Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a further review of the information presented in the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Independent Managers considered, among other things: (1) the nature and quality of the advisory services rendered, including the complexity of the services provided; (2) the experience and qualifications of the personnel that provide such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Fund.

The Independent Managers concluded that the nature, extent, and quality of the services provided by the Adviser to the Fund is appropriate and consistent with the terms of the limited liability company agreement of the Fund, that the quality of those services is consistent with industry norms and that the Fund benefits from the Adviser’s management of the Fund’s investment program.

The Independent Managers noted that the performance of the Fund had been positive since inception.

The Independent Managers also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Independent Managers noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

The Independent Managers considered the costs of the services provided by the Adviser and the compensation and benefits received by the Adviser in providing services to the Fund. The Independent Managers reviewed the financial statements of the Adviser and the Adviser’s parent and a profitability analysis of the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits were reasonable in relation to the nature and quality of the services provided to the Fund, taking into account the fees charged by other advisers for managing comparable funds. The Independent Managers also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund and the quality of services provided by the Adviser.

The Independent Managers considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grows, economies of scale would be realized.

The Independent Managers considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Managers determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement and that the compensation and other terms of the Agreement were in the best interests of the Fund and its members.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Partners Group Private Equity (Master Fund), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (Master Fund), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For our affiliates to market to you	No	We do not share
For nonaffiliates to market to you	No	We do not share

Questions?	Call 1-877-748-7209

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

What we do
How does Partners Group Private Equity (Master Fund), LLC protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Partners Group Private Equity (Master Fund), LLC collect my personal information?

We collect your personal information, for example, when you

● open an account

● provide account information

● give us your contact information

● make a wire transfer

● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

European Union’s General Data Protection Regulation

In addition to the above information, where applicable, you have the following rights under the European Union’s General Data Protection Regulation (“GDPR”) and U.S. Privacy Laws, as applicable and to the extent permitted by law, to

● Check whether we hold personal information about you and to access such data (in accordance with our policy)

● Request the correction of personal information about you that is inaccurate

● Have a copy of the personal information we hold about you provided to you or another “controller” where technically feasible

● Request the erasure of your personal information

● Request the restriction of processing concerning you

The legal grounds for processing of your personal information is for contractual necessity and compliance with law.

If you wish to exercise your rights, please contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas

37th Floor

New York, New York 10036

Attn: Chief Compliance Officer

You are required to ensure the personal information we hold about you is up-to-date and accurate and you must notify us of any changes to the personal data you provided to us.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

We retain your personal information for a period of at least five (5) years from the date on which you first invested in the Partners Group Private Equity (Master Fund), LLC for which personal data was provided or the date when you fully redeemed your investment. Thereafter, your personal information will be deleted (or otherwise erased or de-identified) any such personal data except as required or permitted by applicable law or regulation.

You also have the right to lodge a complaint with the appropriate regulatory authority with respect to issues you may have.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include companies with a Partners Group name, such as Partners Group (USA) Inc., investment adviser to the Fund and other funds, and Partners Group AG.

Controller

“Controller” means the natural or legal person, public authority, agency or other body which, alone or jointly with others, determines the purposes and means of the processing of personal data; where the purposes and means of such processing are determined by European Union or European Member State law, the controller or the specific criteria for its nomination may be provided for by European Union or European Member State law.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Partners Group Private Equity (Master Fund), LLC does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Partners Group Private Equity (Master Fund), LLC does not jointly market.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Robert J. Swieringa is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $580,000 for 2020 and $857,164 for 2021.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2021.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2020 and $0 for 2021.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item are $669,000 for 2020 and $769,300 for 2021. The registrant's independent registered public accounting firm provides reasonable assurances on the correctness of the processes and procedures leading to the fair value of the investments calculated by Partners Group (USA) Inc. as well as the calculation itself, in accordance with their quarterly fair valuation process.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant's audit committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 100%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $669,000 for 2020 and $769,300 for 2021.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between the adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Partners Group (USA) Inc. (the “Adviser”) is the investment manager to the Partners Group Private Equity (Master Fund), LLC (the “Fund”). All proxy voting responsibilities of the Fund are performed by the Adviser, with the assistance of the Administrator of the Fund. The Adviser utilizes Glass Lewis Europe Limited, a subsidiary of Glass Lewis & Co. ("Proxy Firm"), to administer the voting of the Fund's proxies.

This policy is designed to address the Adviser’s obligations with respect to the Fund under Rule 206(4)-6 of the Advisers Act.

The Adviser shall vote the proxies appurtenant to all shares of corporate stock or ownership interest owned by the Fund for which it serves as adviser, and the Adviser shall vote said proxies in accordance with the proxy voting policies set forth herein.

1. Scope of Policy

The Adviser acts as fiduciary in relation to the portfolio of the Fund and the assets thus entrusted to the Adviser’s management. Where the assets placed in the Adviser’s care include shares of corporate stock or ownership interest, and except where the Fund has expressly reserved to itself or another party the duty to vote proxies, it is the Adviser’s duty as a fiduciary to vote all proxies relating to such shares.

The Adviser has an obligation to vote all proxies received from shares of corporate stock or ownership interest owned by its client accounts in the best interests of those clients.1 In voting these proxies, the Adviser may not be motivated by, or subordinate the Fund's interests, to its own objectives or those of persons or parties unrelated to the Fund. The Adviser will endeavor to exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares or ownership interests owned by the Fund and received by the Adviser. The Adviser shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, the Adviser will seek to track all shareholder/interest holder meetings convened by companies whose shares are held in the Fund, identify all material issues presented to shareholder/interest holders at such meetings, formulate a reasonable position on each such issue and ensure that proxies pertaining to all shares or ownership interests owned in client accounts are voted in accordance with such determinations.

In addition, the Adviser has engaged the services of the Proxy Firm, an independent third party, to cast proxy votes according to the Adviser’s established guidelines. The Proxy Firm will be required to promptly notify the Adviser of any proxy issues that do not fall under the guidelines set forth below. The Adviser does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

2.	Proxy Guidelines

The Adviser’s general policy is to support proposals that maintain or enhance (i) the economic value of the issuer and (ii) the rights and interests of shareholders/interest holders, and to oppose proposals that are inconsistent with these objectives. Accordingly, proxy proposals are typically handled as set forth below, provided that the Adviser may deviate from such general guidelines if it reasonably determines that doing so is in the best interest of shareholders/ interest holders in a particular case.

I.	Election of Board of Directors

•	The Adviser will generally vote in support of management’s nominees for the board of directors, and in favor of proposals that support board independence.

II.	Appointment of Independent Auditors

•	The Adviser will generally support the recommendation of the relevant board of directors.

III.	Issues of Corporate Structure and Shareholder/Interest Holder Rights

•	The Adviser generally supports proposals designed to maintain or enhance shareholder/interest holder rights and/or value, such as the following:

o	Management proposals for approval of stock/interest repurchase programs or stock splits (including reverse splits).

1	For purposes of this policy, opportunities to vote on matters raised in connection with the Fund investments or direct private investments are considered to be proxies.

o	Proposals supporting shareholder/interest holders rights (i) to vote on shareholder/interest holder rights plans (poison pills), (ii) to remove supermajority voting provisions and/or (iii) to call special meetings and to act by written consent.

•	The Adviser does not support obstacles erected by corporations to prevent mergers or takeovers, as it considers that such actions may depress the corporation’s marketplace value. Accordingly, the Adviser generally votes against management on proposals such as the following:

o	Anti-takeover and related provisions that serve to prevent the majority of shareholder/interest holders from exercising their rights or effectively deter appropriate tender offers and other offers.

o	Shareholder/interest holder rights plans (poison pills) that allow the board of directors to block appropriate offers to shareholder/interest holders or which trigger provisions preventing legitimate offers from proceeding.

o	Reincorporation in a jurisdiction which has more stringent anti-takeover and related provisions.

o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholder/interest holders if triggered.

o	Establishment of classified boards of directors.

•	The Adviser generally votes against management on proposals such as the following, which have potentially substantial financial or best interest impact:

o	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholder/interest holders.

o	Amendments to bylaws which would require super-majority shareholder/interest holder votes to pass or repeal certain provisions.

o	Elimination of shareholder/interest holders’ right to call special meetings.

o	Excessive compensation.

o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy.

o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions

•	The Adviser evaluates Mergers and Acquisitions on a case-by-case basis, and will use its discretion to vote in a manner that it believes will maximize shareholder/interest holder value.

V.	Executive and Director Equity-Based Compensation

•	The Adviser is generally in favor of properly constructed equity-based compensation arrangements. The Adviser will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, the Adviser may oppose management proposals that could potentially significantly dilute shareholder/interest holders’ ownership interests in the corporation, or which it considers unreasonable.

VI.	Corporate Social and Policy Issues

•	With respect to the wide variety of corporate and social policy issues for which voting may be required, the Adviser generally supports proposals that are designed to enhance the economic value of the issuer, provided such policies are not inconsistent with the principles of socially responsible investing adopted by the Adviser.

VII.	Matters Arising in Respect of Private Market Investments

•	Matters arising in respect of direct investments will be considered on a case-by-case basis. The Adviser will vote on or consent to such matters in a manner that is consistent with the general policy and principles outlined above. The basis for the voting decision and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

3.	Conflicts

From time to time, the Adviser will review a proxy which presents a potential material conflict. As a fiduciary to its clients, the Adviser takes these potential conflicts very seriously. While the Adviser’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by the Adviser’s potential conflict, there are a number of courses the Adviser may take including, but not limited to, delegating the vote to the Proxy Firm. The final decision about which course to follow shall be made by the Adviser’s investment committee.

When the matter clearly corresponds to one of the proposals enumerated above, casting a vote which simply follows the Adviser’s pre-determined policy would eliminate the Adviser’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that the Adviser believes more active involvement is necessary, the Adviser may delegate the vote to the Proxy Firm to determine the appropriate vote.

Alternatively, in certain situations the Adviser’s investment committee may determine that delegating the vote to the Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the investment committee shall make a decision about the voting of the proxy. The basis for the voting decision, and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

4.	Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out the Adviser's proxy policy. The execution of these procedures may be delegated in whole or in part.

1.	When a proxy vote is called for, all relevant information in the proxy materials will be recorded by the Adviser in a database.

2.	The Adviser will confirm the Fund's holdings of the securities and that the Fund is eligible to vote.

3.	The Adviser will review the proxy and if necessary compile information relating to such proxy. The Adviser will consider whether there are any conflicts or other issues that warrant the delegating the vote to the Proxy Firm.

4.	In determining how to vote, the Adviser will consider the guidelines set forth above, the Adviser’s knowledge of the company, and the recommendations (if any) put forth by the Proxy Firm or an affiliate.

5.	The Adviser will maintain the documentation that supports its voting position. In particular, as to non-routine, materially significant or controversial matters, such documentation will describe the position taken, why that position is in the best interest of the Fund, an indication of whether the Adviser supported or did not support management and/or any other relevant information.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Adviser may review the proxy to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Adviser will endeavor to submit its vote on all proxies in a timely fashion, in sufficient time for the vote to be lodged to the extent the Adviser has had an opportunity to follow its Proxy Policy.

8.	The Adviser will retain (i) a copy of each proxy statement that the Adviser receives regarding the Fund's securities; (ii) a record of each vote cast by the Adviser on behalf of the Fund; (iii) a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of the Fund or that memorializes the basis for that decision; (iv) a copy of each written client request for information on how the Adviser voted proxies on behalf of the Fund, and (v) a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting Fund investor.

9.	The Adviser will periodically review these policies and procedures to ensure compliance.

5.	Obtaining proxy voting information

To obtain information on how the Adviser voted proxies, Fund investors may contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

Attn:	Chief Compliance Officer

Re:	Proxy voting information request

6.	Recordkeeping

The Fund and Adviser shall retain their (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of the Fund; (iii) records or votes it casts on behalf of the Fund; (iv) records of Fund investor requests for proxy voting information and responses to such requests, and (v) any documents prepared by the Adviser that are material in making a proxy voting decision. Such records may be maintained with a third party, such as the Proxy Firm, that will provide a copy of the documents promptly upon request.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee of Partners Group (USA) Inc. (the "Adviser"), who are primarily responsible for the day-to-day portfolio management of the Partners Group Private Equity (Master Fund), LLC as of June 1, 2021:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Hal Avidano	Managing Director	Since 2016	Managing Director (2017-Present); Partners Group (2008-Present).	Portfolio Management
Robert M. Collins	Partner	Since Inception*	Partner, Partners Group (2021-Present); Partners Group (2005-Present); Director, Partners Group (Canada) Inc. (2019-Present); Director, Partners Group (USA) Impact (2014-Present); Director, Partners Group (USA) Inc. (2019-Present).	Portfolio Management
Tom Stein	Managing Director	Since 2021	Managing Director, Partners Group (2018-Present); Partners Group (2018-Present); Guggenheim Partners, (2013-2018).	Portfolio Management
Adam Howarth	Managing Director	Since Inception**	Managing Director, Partners Group (2013-Present); Partners Group (2007-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management
Joel Schwartz	Partner	Since 2015	Partner, Partners Group (2017-Present); Partners Group (2013-Present).	Portfolio Management
Anthony Shontz	Managing Director	Since 2012	Managing Director, Partners Group (2015-Present); Partners Group (2007-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management
Todd Bright	Partner	Since 2016	Partner, Partners Group (2018-Present); Partners Group (2014-Present).	Portfolio Management
Ron Lamontagne	Managing Director	Since 2016	Managing Director, Partners Group (2015-Present); Partners Group (2015-Present).	Portfolio Management

*	Mr. Collins served as a portfolio manager for the registrant from 2009-2012, Chief Financial Officer since inception-2014 and President from 2014-present.

**	Mr. Howarth served as a portfolio manager for the registrant from 2009-2011 and as deputy portfolio manager from 2014-2018.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Partners Group Private Equity (Master Fund), LLC, for which the members of the Investment Committee of the Investment Adviser are jointly and primarily responsible for the day-to-day portfolio management as of March 31, 2021:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Hal Avidano	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Robert M. Collins	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Tom Stein	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Adam Howarth	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Joel Schwartz	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Anthony Shontz	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Todd Bright	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion
Ron Lamontagne	Zero accounts	Zero accounts	Zero accounts	Zero accounts	7 pooled investment vehicles with a value of $930.513 million	32 accounts with a value of $4.240 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is a listed company with major ownership by its employees. The ownership structure is designed to motivate and retain employees.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Adviser indirectly in the Master Fund as of March 31, 2021:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Hal Avidano	None
Robert M. Collins	Over $1,000,000
Tom Stein	None
Adam Howarth	$100,001 - $500,000
Joel Schwartz	None
Anthony Shontz	None
Todd Bright	None
Ron Lamontagne	None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 2, 2021

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	June 2, 2021

*	Print the name and title of each signing officer under his or her signature.